UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF (the “TappAlpha ETFs”)

ITEM 1.(a).  Reports to Stockholders.

TappAlpha SPY Growth & Daily Income ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 TappAlpha SPY Growth & Daily Income ETF Ticker: TSPY (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tspy. You can also request this information by contacting us at (844) 403-2888.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$76	0.70%

Fund Overview

The TappAlpha Growth & Daily Income ETF (“TSPY”) seeks to provide investors with a combination of equity market growth and enhanced income generation. TSPY tracks the S&P 500® Index while implementing a systematic daily covered call strategy (0DTE options) to generate additional income and potentially reduce volatility.

How Did the Fund Perform?

For the period ended December 31, 2025, TSPY returned 17.27%, compared to the S&P 500® Index’s 17.88% return. TSPY’s daily covered call strategy generated consistent income, contributing to its total return, while maintaining a beta of approximately 0.9, which reflects lower sensitivity to broad market fluctuations.

Key Factors That Influenced Performance

Equity markets were volatile in 2025, particularly in April following tariff-related announcements and geopolitical uncertainty. The S&P 500® Index declined sharply before recovering and advancing through year-end, and TSPY’s core equity exposure participated in this rebound, led by strength in technology and consumer-oriented sectors. Elevated volatility during the April drawdown increased option premium opportunities, and the Fund’s daily 0DTE covered call strategy captured higher premiums, supporting income and helping cushion declines.

The Fund maintained a beta below that of the S&P 500® Index, reflecting reduced market sensitivity during periods of sharp movement and moderating volatility during the selloff while participating in the recovery. Although strong rallies limited upside participation due to the covered call structure, premium income partially offset this effect. Overall, the combination of equity market recovery and volatility-driven income supported performance through year-end.

Positioning and Strategy Adjustments

The Fund adjusts covered call strike selection in response to prevailing market conditions and maintains a modest allocation to short-term government securities to support liquidity and daily option management. The Fund distributed at an annualized rate of 13.62% during the period and had a 30 day SEC yield of 0.42% as of December 31, 2025.

Top Contributors & Detractors

Strong equity market performance, as reflected in the SPDR S&P 500 ETF (SPY), supported core holdings and contributed to results. Elevated implied volatility enhanced option premium generation and returns. However, upside participation was limited during strong rallies due to the covered call structure, and lower volatility periods reduced premium income.

Cumulative Performance

(based on a hypothetical $10,000 investment)

TappAlpha SPY Growth & Daily Income ETF - $12,659
S&P 500® Index - $12,572
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
8/15/2024*
9/30/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025
12/31/2025

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
TappAlpha SPY Growth & Daily Income ETF	17.27%	18.69%
S&P 500® Index	17.88%	18.07%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.tappalphafunds.com/etfs/tspy#performance.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

TappAlpha SPY Growth & Daily Income ETF Tailored Shareholder Report

Sector Breakdown

Top Holding
SPDR® S&P 500® ETF Trust	99.47%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$171,642,766
Number of Holdings	1
Total Net Advisory Fee	$418,054
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.tappalphafunds.com/etfs/tspy.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

TappAlpha Innovation 100 Growth & Daily Income ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025 TappAlpha Innovation 100 Growth & Daily Income ETF ticker: TDAQ (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the TappAlpha Innovation 100 Growth & Daily Income ETF for the period of September 4, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdaq. You can also contact us at (844) 403-2888.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha Innovation 100 Growth & Daily Income ETF	$23¹	0.68%²
¹	Costs are for the period of September 4, 2025, to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Sector Breakdown

Top Holding
Invesco QQQ Trust Series 1	99.58%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.tappalphafunds.com/etfs/tdaq.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$68,234,468
Number of Holdings	1
Total Net Advisory Fee	$64,610
Portfolio Turnover Rate	1.59%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,800 for 2025 and $15,400 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)The Fund commenced operations on September 4, 2025.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025

TappAlpha SPY Growth &
Daily Income ETF

TappAlpha Innovation 100 Growth & Daily Income ETF(1)

TAPPALPHA SPY GROWTH & DAILY INCOME ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
99.47%	EXCHANGE TRADED FUND
	SPDR S&P 500 ETF Trust	250,362	$170,726,855

99.47%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $161,812,259)		170,726,855

99.47%	TOTAL INVESTMENTS
	(Cost: $161,812,259)		170,726,855
0.53%	Other assets, net of liabilities		915,911
100.00%	NET ASSETS		$171,642,766

TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
99.58%	EXCHANGE TRADED FUND
	Invesco QQQ Trust Series 1	110,613	$67,950,672

99.58%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $67,574,959)		67,950,672

99.58%	TOTAL INVESTMENTS
	(Cost: $67,574,959)		67,950,672
0.42%	Other assets, net of liabilities		283,796
100.00%	NET ASSETS		$68,234,468

TappAlpha Growth & Daily Income ETFs

Statements of Assets and LiabilitiesDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

	SPY Growth & Daily Income ETF	Innovation 100 Growth & Daily Income ETF
ASSETS
Investments at value(1) (Note 1)	$170,726,855	$67,950,672
Cash at Brokers (Note 1)	397,097	192,411
Cash	133,369	118,048
Receivable for capital stock sold	1,282,654	1,302,010
Dividends and interest receivable	457,822	199
TOTAL ASSETS	172,997,797	69,563,340

LIABILITIES
Payable for securities purchased	1,264,962	1,296,194
Accrued advisory fees	90,069	32,678
TOTAL LIABILITIES	1,355,031	1,328,872
NET ASSETS	$171,642,766	$68,234,468

Net Assets Consist of:
Paid-in capital	$162,739,027	$67,859,533
Distributable earnings (accumulated deficits)	8,903,739	374,935
Net Assets	$171,642,766	$68,234,468

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	6,740,000	2,620,000
Net Asset Value and Offering Price Per Share	$25.47	$26.04

(1) Identified cost of	$161,812,259	$67,574,959

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

	SPY Growth & Daily Income ETF	Innovation 100 Growth & Daily Income ETF(1)
INVESTMENT INCOME
Dividend income	$905,335	$89,361
Interest	—	1,773
Total investment income	905,335	91,134

EXPENSES
Investment advisory fees (Note 2)	418,054	64,610
Interest expense	10,126	—
Net expenses	428,180	64,610

Net investment income (loss)	477,155	26,524

REALIZED AND UNREALIZED GAIN (LOSS) OF INVESTMENTS
Net realized gain (loss) on investments(2)	432,651	57,893
Net realized gain (loss) on options purchased	17	—
Net realized gain (loss) on options written	1,020,490	716,802

Net realized gain (loss) on investments, options purchased and options written	1,453,158	774,695

Net change in unrealized appreciation (depreciation) of investments	8,794,865	375,713

Net realized and unrealized gain (loss) on investments, options purchased and options written	10,248,023	1,150,408

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,725,178	$1,176,932

(1)The Fund commenced operations on September 4, 2025.

(2)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

TappAlpha Growth & Daily Income ETFs

Statements of OperationsPeriod Ended December 31, 2025

TappAlpha Growth & Daily Income ETFs

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

	SPY Growth & Daily Income ETF		Innovation 100 Growth & Daily Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)	Period Ended December 31, 2025(2)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$477,155	$36,096	$26,524

Net realized gain (loss) on investments, options purchased and options written	1,453,158	(67,649)	774,695

Net change in unrealized appreciation (depreciation) of investments	8,794,865	119,731	375,713
Increase (decrease) in net assets from operations	10,725,178	88,178	1,176,932

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,416,714)	(36,096)	(743,477)
Return of capital	(6,750,976)	(174,458)	(924,670)
Decrease in net assets from distributions	(8,167,690)	(210,554)	(1,668,147)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	170,811,844	13,899,246	70,005,985
Shares redeemed	(15,503,436)	—	(1,280,302)
Increase (decrease) in net assets from capital stock transactions	155,308,408	13,899,246	68,725,683

NET ASSETS
Increase (decrease) during period	157,865,896	13,776,870	68,234,468
Beginning of period	13,776,870	—	—

End of period	$171,642,766	$13,776,870	$68,234,468

(1)The Fund commenced operations on August 15, 2024.

(2)The Fund commenced operations on September 4, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

	Year Ended December 31, 2025		Period Ended December 31, 2024*
Net asset value, beginning of period	$25.05		$24.00
Investment activities
Net investment income (loss)(1)	0.19		0.16
Net realized and unrealized gain (loss) on investments, options purchased and options written	3.72		1.76
Total from investment activities	3.91		1.92
Distributions
Net investment income	(0.61)		(0.15)
Return of capital	(2.88)		(0.72)
Total distributions	(3.49)		(0.87)
Net asset value, end of period	$25.47		$25.05

Total Return(2)	17.27%		7.95%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.70	%(4)	0.68%
Net investment income (loss)	0.78%		1.66%
Portfolio turnover rate(2)(5)	0.00%		0.00%
Net assets, end of period (000s)	$171,643		$13,777

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Gross expenses, excluding interest expense, would have been 0.68% for the year ended December 31, 2025.

(5)Portfolio turnover rate is zero due to the Fund not purchasing any long-term securities during the period and excludes the effect of securities received or delivered from processing in-kind creations or redemptions.

*The Fund commenced operations on August 15, 2024.

TappAlpha SPY Growth & Daily Income ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Period Ended December 31, 2025*
Net asset value, beginning of period	$24.76
Investment activities
Net investment income (loss)(1)	0.02
Net realized and unrealized gain (loss) on investments and options written	2.39
Total from investment activities	2.41
Distributions
Net investment income	(0.50)
Return of capital	(0.63)
Total distributions	(1.13)
Net asset value, end of period	$26.04

Total Return(2)	9.83%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.68%
Net investment income (loss)	0.28%
Portfolio turnover rate(4)	1.59%
Net assets, end of period (000s)	$68,234

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on September 4, 2025.

TappAlpha Innovation 100 Growth & Daily Income ETF

Financial HighlightsSelected Per Share Data Throughout the Period

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The TappAlpha SPY Growth & Daily Income ETF (“SPY Growth”) and TappAlpha Innovation 100 Growth & Daily Income ETF (“Innovation 100”) (collectively, the “Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. TappAlpha SPY Growth & Daily Income ETF commenced operations on August 15, 2024. TappAlpha Innovation 100 Growth & Daily Income ETF commenced operations on September 4, 2025. The investment objectives of the Funds are as follows:

Fund	Objective
Spy Growth

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the SPDR® S&P 500® ETF Trust (“SPY”), subject to a limit on potential investment gains.

Innovation 100

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains.

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-today management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds’ use fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SPY Growth
Assets
Exchange Traded Funds	$170,726,855	$—	$—	$170,726,855
	$170,726,855	$—	$—	$170,726,855
Innovation 100
Assets
Exchange Traded Funds	$67,950,672	$—	$—	$67,950,672
	$67,950,672	$—	$—	$67,950,672

Refer to each Funds’ Schedule of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the year ended December 31, 2025.

Cash at Brokers

Cash at brokers is held as collateral for options written. As of December 31, 2025, $397,097 and $192,411 were cash deposits with brokers for SPY Growth and Innovation 100, respectively.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind:

	Paid in Capital	Distributable Earnings
SPY Growth	$456,807	$(456,807)
Innovation 100	58,521	(58,521)

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
SPY Growth	10,000	$300	$254,700
Innovation 100	10,000	$300	$260,400

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

The Funds are actively managed exchange-traded funds (“ETF”) that seek to achieve their investment objectives through the use of a call option strategy that combines a long position in SPY and QQQ, exchange-traded funds designed to track the performance of the S&P 500® Index and NASDAQ Composite index, respectively, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Funds sell or “write” exchange-traded call options to generate income from option premiums. For SPY Growth these may

FINANCIAL STATEMENTS | DECEMBER 31, 2025

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Notes to Financial Statements - continuedDecember 31, 2025

include but are not limited to selling call options on SPY, or selling call options on the S&P 500 Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500 Index but trade at a smaller size compared to a standard SPX options contract. For Innovation 100 these may include but are not limited to selling call options on NASDAQ 100 Index (“QQQ”) or selling call options on the NASDAQ 1000 Reduced Volatility Index (“NQX”). NQX options are designed to track the NASDAQ 100 Index but trade at a smaller size compared to a standard QQQ options contract.

Neither of the Funds held any options on December 31, 2025.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended December 31, 2025, is as follows:

SPY Growth	Realized Gain (Loss) on Derivatives*
Call Options Purchased	$17
Call Options Written	$1,020,490
Innovation 100
Call Options Written	$716,802

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

The Innovation 100 Fund did not hold any options at any month end during the period ended December 31, 2025. The following indicates the average monthly volume for the SPY Growth for the period:

Fund	Average Notional Value of:
SPY Growth	Options purchased	$(11,266,054)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

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TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee of 0.68%, calculated daily and payable monthly as a percentage of the Funds’ average daily net assets.

The Advisor has retained Tuttle Capital Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Funds’ portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at an annual rate of 0.06% for SPY Growth and 0.04% for Innovation 100, subject to an annual minimum of $18,000 for each Fund.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of each Fund.

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Notes to Financial Statements - continuedDecember 31, 2025

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee, The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales
SPY Growth	$—	$6,906,495
Innovation 100	589,996	712,162

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales	Realized Gains (Losses)
SPY Growth	$170,106,532	$15,306,477	$449,684
Innovation 100	68,917,460	1,278,228	58,521

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2025, and period December 31, 2024, respectively, were as follows:

Year Ended December 31, 2025
	SPY Growth	Innovation 100
Distributions paid from:
Ordinary income	$1,416,714	$743,477
Return of capital	6,750,976	924,670
	$8,167,690	$1,668,147

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

Period Ended December 31, 2024
SPY Growth
Distributions paid from:
Ordinary income	$36,096
Return of capital	174,458
$210,554

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	SPY Growth	Innovation 100
Accumulated Net Investment Income (Accumulated Deficits)	$—	$—
Accumulated Net Realized Gain (Loss)	—	—
Net Unrealized Appreciation (Depreciation)	8,903,739	374,935
	$8,903,739	$374,935

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPY Growth	$161,823,116	$9,084,054	$ (180,315)	$8,903,739
Innovation 100	67,575,738	817,485	(442,550)	374,935

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of SPY Growth are listed for trading on the NASDAQ Stock Market® and shares of Innovation 100 are listed on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Funds’ may trade at a price that is greater than, at, or less than NAV. The Funds’ will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Funds’ shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds period ended December 31, 2025, were as follows:

Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
SPY Growth	6,890,000	(700,000)	6,190,000
Innovation 100	2,670,000	(50,000)	2,620,000

Shares of beneficial interest transactions for the Fund period ended December 31, 2024, were as follows:

Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
SPY Growth	550,000	—	550,000

NOTE 6 – CONCENTRATION RISK

Each Fund seeks to achieve its investment objectives through the use of a call option strategy that combines with a long position designed to track the performance of a particular index.

SPY Growth invests in SPY, an exchange traded fund designed to track the performance of the S&P 500® Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty. As of December 31, 2025, 99.47% of the value of net assets for SPY Growth were invested in SPDR S&P 500 ETF Trust.

Innovation 100 invests in QQQ, a unit investment trust designed to track the investment results of the NASDAQ-100 Index®, which includes a high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Notes to Financial Statements - continuedDecember 31, 2025

regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines. As of December 31, 2025, 99.58% of the value of net assets for Innovation 100 were invested in Invesco QQQ Trust Series 1.

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Spy Growth	1/6/2026	1/6/2026	Net Investment Income	$2,167,276
Spy Growth	2/3/2026	2/3/2026	Net Investment Income	2,701,260
Innovation 100	1/20/2026	1/20/2026	Net Investment Income	1,414,512
Innovation 100	2/17/2026	2/17/2026	Net Investment Income	1,689,651

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
TappAlpha SPY Growth & Daily Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from August 15, 2024 (commencement of operations) through December 31, 2024
TappAlpha Innovation 100 Growth & Daily Income ETF	For the period from September 4, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tapp Finance, Inc. d/b/a TappAlpha since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS | DECEMBER 31, 2025

TappAlpha Growth & Daily Income ETFs

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) considered the approval of the continuation of the Investment Advisory Agreement (the “Tapp Advisory Agreement”) between ETF Opportunities Trust (“ETOFT”) and Tapp Finance, Inc. (“Tapp”), and the Investment Sub-Advisory Agreement (the “Tapp Sub-Advisory Agreement”) among Tapp, the ETFOT, and Tuttle Capital Management, LLC (“TCM”), with respect to the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF (the “Tapp Finance ETFs”) (collectively, the Tapp Advisory Agreement and the Tapp Sub-Advisory Agreement are referred to herein as the “Tapp Finance Advisory Agreements”). The Board reflected on its discussions with the representatives from Tapp and TCM earlier in the Meeting regarding the manner in which the Tapp Finance ETFs are managed and the roles and responsibilities of Tapp and TCM under the Tapp Advisory Agreement and Tapp Sub-Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Tapp Finance Advisory Agreements and the responses of Tapp and TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

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Supplemental Information (unaudited) - continued

responses included information on the personnel of and services provided by Tapp and TCM, an expense comparison analysis for the Tapp Finance ETFs and comparable ETFs, and the Tapp Finance Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tapp Finance Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Tapp and TCM; (ii) the costs of the services provided and profits realized by Tapp and TCM from the relationship with the Tapp Finance ETFs; (iii) the extent to which economies of scale would be realized if each Tapp Finance ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of each Tapp Finance ETF’s shareholders; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tapp Finance Advisory Agreements, including: (i) information regarding the services and support provided by Tapp and TCM to the Tapp Finance ETFs; (ii) presentations by management of Tapp and TCM addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Tapp Finance ETFs; (iii) information pertaining to the compliance structure of Tapp and TCM; (iv) disclosure information contained in the Tapp Finance ETFs’ registration statements and Tapp’s and TCM’s Forms ADV and/or their respective policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tapp Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tapp and TCM, including financial information, personnel and the services provided by Tapp and TCM to the Tapp Finance ETFs, Tapp’s and TCM’s compliance programs, current legal matters, and other general information; (ii) projected expenses of the Tapp Finance ETFs and comparative expense information for other ETFs with strategies similar to the Tapp Finance ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tapp Finance ETFs’ performances and expenses; and (iv) benefits realized by Tapp and TCM from their respective relationships with the Tapp Finance ETFs.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

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Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tapp Finance Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tapp Finance Advisory Agreements, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services provided by Tapp and TCM

In this regard, the Board considered the responsibilities of Tapp and TCM under the Tapp Finance Advisory Agreements. The Board reviewed the services provided by Tapp and TCM to the Tapp Finance ETFs, including, without limitation, Tapp’s process for formulating investment recommendations and the processes of Tapp and TCM for assuring compliance with the Tapp Finance ETFs’ investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tapp for the Tapp Finance ETFs among the service providers; and the anticipated efforts of Tapp to promote the Tapp Finance ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tapp and TCM; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tapp and TCM, the Board concluded that the nature extent, and quality of the services provided by Tapp and TCM were satisfactory and adequate for the Tapp Finance ETFs.

2. The investment performance of Tapp and TCM

For its review, the Board observed that the TappAlpha SPY Growth & Daily Income ETF (the “Tapp SPY ETF”) had launched on August 15, 2024, and had less than one year of a performance history as of June 30, 2025. The Board also observed that the TappAlpha Innovation 100 Growth & Daily Income ETF (the “Tapp Innovation ETF”) launched on September 4, 2025, and that it had no performance history as of June 30, 2025. Notwithstanding the short performance periods, the Trustees considered the relatively short performance of the Tapp SPY ETF and Tapp’s explanation of the drivers of that performance; the Trustees assessed that the performance for the Tapp SPY ETF as satisfactory.

3. The costs of services provided and profits realized by Tapp and TCM from the relationship with the Tapp Finance ETFs.

In this regard, the Board considered the financial condition of Tapp and TCM and the level of commitment to the Tapp Finance ETFs by Tapp and TCM. The Board

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also considered the fees and expenses of the Tapp Finance ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on current and projected profitability provided by Tapp and TCM. The Trustees considered the unitary fee structure proposed by Tapp. The Board compared the unitary fee of each of the Tapp Finance ETFs to the advisory fees and net expense ratios of ETFs in a custom category prepared by Morningstar, and a peer group selected by Broadridge from each Tapp Finance ETF’s peer group. The Board observed that the Tapp SPY ETF and the Tapp Innovation ETF are in the same Morningstar category, the Derivative Income category (for each, its “Category”) and that Broadridge had identified a different set of peers within the Derivative Income Category for each Tapp Finance ETF (for each, its “Peer Group”).

The Trustees noted that the unitary fee of each Tapp Finance ETF was equal or slightly higher than the median gross and net advisory fees of its Peer Group and significantly lower than the median gross and net advisory fee of its Category, while each Tapp Finance ETF’s gross and net expense ratios were the same as the median gross and net expense ratios of its Peer Group, though each Tapp Finance ETF’s gross and net expense ratios were significantly lower than the median gross and net expense ratios of its Category.

The Trustees noted each Tapp Finance ETF’s investment objective and investment strategy as it relates to third-party ETFs and that each of the Tapp Finance ETF’s expects to incur acquired fees and expenses (“AFFE”) with respect to their investment in third-party ETFs. The Trustees noted that AFFE is excluded from the unitary fee and AFFE therefore is paid, albeit indirectly, in addition to the unitary fee by each Tapp Finance ETF. The Trustees observed that the investment in third-party ETFs and thus the AFFE are integral to each Tapp Finance ETF’s achievement of its principal investment objective and strategy and not duplicative of the fees paid or services performed under the Tapp Finance Advisory Agreements. The Board acknowledged Tapp Finance’s representations of how AFFE may be reduced in the future, if the Tapp Finance ETFs grow, through direct indexing.

The Trustees acknowledged Tapp’s representation that the advisory fees are appropriate and competitively priced for actively managed ETFs. The Trustees also considered the split of the advisory fees paid to Tapp versus those paid to TCM and the respective services provided by each to the Tapp Finance ETFs. The Board also considered the projected profitability in managing the Tapp Finance ETFs. The Board concluded that the fees and expenses paid to Tapp and TCM with respect to the Tapp Finance ETFs were within a range of what could have been negotiated at arm’s length in light of the facts and circumstances.

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Supplemental Information (unaudited) - continued

4. The extent to which economies of scale would be realized as each Tapp Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each Tapp Finance ETF’s shareholders.

The Trustees considered that the Tapp SPY ETF had been in operation for less than one year and Tapp Innovation ETF not yet operational, as of June 30, 2025, and that each Tapp Finance ETF had not had time to achieve sufficient size to achieve economies of scale. The Board noted that each Tapp Finance ETF’s unitary fee structure limits its shareholders’ exposure to underlying operating expense increases, except as it relates to certain expenses such as AFFE. The Trustees noted Tapp’s representations that breakpoints may be considered as each of the Tapp Finance ETFs grows and as Tapp continues to offer additional products and services, including additional ETFs.

5. Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tapp Finance ETFs; the basis of decisions to buy or sell securities for the Tapp Finance ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tapp and TCM. The Board noted that Tapp and TCM do not anticipate utilizing soft dollars or commission recapture with regard to the Tapp Finance ETFs. The Board also considered potential benefits for Tapp and TCM in managing the Tapp Finance ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tapp and TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Tapp and TCM from managing the Tapp Finance ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tapp Finance Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Tapp Finance Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.